245 Summer Street	Fidelity® Investments
Boston, MA 02210

August 30, 2021

U.S. Securities & Exchange Commission

100 F Street, N.E.

Washington, D.C. 20549

Attention:     File Room

Re:	Fidelity Select Portfolios (the trust):
Computers Portfolio, Energy Portfolio, and Transportation Portfolio (the funds)
File No. 333-257786

Ladies and Gentlemen:

Transmitted herewith pursuant to Rule 497(j) under the Securities Act of 1933 is certification that the Prospectuses and Statements of Additional Information with respect to the above referenced funds do not differ from those filed in the most recent post-effective amendment, which was filed electronically.

Very truly yours,

/s/ Cynthia Lo Bessette
Cynthia Lo Bessette
Secretary of the Trust